Operating leases - Schedule of Operating Lease Maturity (Details) $ in Thousands	Sep. 30, 2024 USD ($)
Leases [Abstract]
Year 1	$ 44,534
Year 2	39,371
Year 3	32,510
Year 4	24,789
Year 5	18,197
Thereafter	47,063
Total future minimum lease payments	206,464
Lease imputed interest	(22,242)
Total	$ 184,222